Profit/(loss) from divestment of ZIM	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of single amount of discontinued operations [abstract]
Profit/(loss) from divestment of ZIM
Note 5 – Profit/(loss) from divestment of ZIM

Set forth below are the results attributable to the divestment of ZIM:

		For the year ended
		December 31
		2024	2023	2022
	Note	$ Thousands	$ Thousands	$ Thousands
Loss on dilution		(8)	(860)	(3,475)
Gain on sale of ZIM shares	9.B.1	474,581	-	204,634
Impairment of ZIM investment	9.B.2	-	-	(928,809)
Dividend income		5,714	-	-
Share in profit/(losses) of ZIM	9.A.2	101,028	(266,046)	1,033,026
Profit/(loss) from divestment of ZIM		581,315	(266,906)	305,376

In March 2022, Kenon sold approximately 6 million ZIM shares at an average price of $77 per share for total consideration of approximately $463 million. As a result of the sale, Kenon recognized a gain on sale of approximately $205 million in its consolidated financial statements. As of December 31, 2023 and 2022, as a result of the sales of ZIM shares and the issuance of new shares, Kenon’s interest in ZIM reduced from 26% to 21%.

In 2024, Kenon sold all of its remaining interest in ZIM shares for total consideration of approximately $525 million. As a result of the sale, Kenon recognized a gain on sale of approximately $475 million in its consolidated financial statements and ZIM ceased to be an associate of the Group. The net impact on profit/(loss) are reflected as part of results from divestment of ZIM for the year under IFRS 5 (Discontinued Operations).

In the cash flow, the net proceeds from divestment of ZIM are disclosed in a separate caption “Dividends received from associated companies, net” under operating cash flows and “Proceeds from sales of interest in ZIM” under investing cash flows. There were no assets recognized attributable to ZIM in 2024 and 2023. Refer to Note 9 for more information.

	For the year ended
	December 31
	2024	2023	2022
	$ Thousands	$ Thousands	$ Thousands
Net cash flows provided by operating activities	66,266	151,048	727,309
Net cash flows provided by investing activities	500,995	-	463,549
Cash and cash equivalents provided from divestment of ZIM	567,261	151,048	1,190,858